Construction in Progress (Tables)	6 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Schedule of construction in progress
	As of	As of
	September 30, 2019	March 31, 2019
	(unaudited)
Factory	$-	$129,453
Workshop	-	519,782
Retail outlet	180,000	-
	$180,000	$649,235